LONG-TERM INVESTMENT - Additional information (Details)	12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2011 CNY (¥)
Wenzhou Longlian Development
Schedule Of Cost Method Investment
Dividend income	$ 0	$ 0
Wenzhou Longlian Development Co., Ltd.
Schedule Of Cost Method Investment
Equity method investments | ¥			¥ 2,083,300
Ownership percentage			2.0833%
Long-term investment	$ 306,837	$ 291,464